File No. 33-55786 CIK #895331

                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D. C. 20549-1004
                   POST-EFFECTIVE AMENDMENT NO. 9 TO FORM S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                  Form N-8B-2

             VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
                             (Exact Name of Trust)

                              VAN KAMPEN FUNDS INC.
                           (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181

         (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: Sara L. Badler                           Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on April 24, 2002 pursuant to paragraph (b) of Rule 485.







VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
VAN KAMPEN MERRITT BLUE CHIP OPPORTUNITY TRUST, SERIES 2

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE
    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------


                                    THE TRUST
         The Van Kampen Merritt Equity Opportunity Trust, Series 2 (the "Fund") is comprised of one unit investment trust, Van Kampen Merritt Blue Chip Opportunity Trust, Series 2 (the "Trust" or "Blue Chip Opportunity Trust"). The Blue Chip Opportunity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of the 30 actively traded "blue chip" equity securities which currently are components of the Dow Jones Industrial Average. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto. Unless terminated earlier, the Trust will terminate on August 15, 2013 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

                              PUBLIC OFFERING PRICE
         The Public Offering Price per Unit of the Trust is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts divided by the number of Units outstanding plus the applicable sales charge. See "Summary of Essential Financial Information" in this Part One.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
        UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         *The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

                  THE DATE OF THIS PROSPECTUS IS APRIL 24, 2002




                                   VAN KAMPEN

            VAN KAMPEN MERRITT BLUE CHIP OPPORTUNITY TRUST, SERIES 2
              VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                             AS OF FEBRUARY 28, 2002
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                       EVALUATOR: THE BANK OF NEW YORK (1)
                          TRUSTEE: THE BANK OF NEW YORK

                                                                                                           BLUE CHIP
                                                                                                          OPPORTUNITY
                                                                                                             TRUST
                                                                                                       ----------------
GENERAL INFORMATION
Number of Units                                                                                             440,566.214
Fractional Undivided Interest in Trust per Unit                                                           1/440,566.214
Public Offering Price:
      Aggregate Value of Securities in Portfolio (12)                                                 $    1,886,231.06
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $          4.2814
      Sales charge 4.9% (5.152% of Aggregate Value of Securities excluding principal cash) per Unit   $           .2206
      Public Offering Price per Unit (2)(3)                                                           $          4.5020
Redemption Price per Unit                                                                             $          4.2814
Secondary Market Repurchase Price per Unit                                                            $          4.2814
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .2206

Supervisor's Annual Supervisory Fee                 Maximum of $.0025 per Unit
Evaluator's Annual Fee (1)                          Maximum of $.0015 per Unit

      Evaluations for purpose of sale, purchase or redemption of Units are made as of 4:00 P.M. Eastern time on days of trading on the New York Stock
      Exchange next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York of Units tendered for redemption.

Date of Deposit                                     February 23, 1993
Mandatory Termination Date                          August 15, 2013

Minimum Termination Value                           The Trust may be terminated
                    if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has
                    exceeded $15,000,000, then the Trust Agreement may be
                    terminated if the net asset value of such Trust is less than
                    $3,000,000. SPECIAL INFORMATION Calculation of Estimated Net
                    Annual Dividends per Unit Estimated Gross Annual Dividends
                    per Unit $.06940 Less: Estimated Expenses per Unit (1)
                    $.02783 Estimated Net Annual Dividends per Unit $.04157
                    Trustee's Annual fee $.0095 per Unit

Income Distribution Record Date                     TENTH day of March, June, September and December.
Income Distribution Date                            TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date                         TENTH day of December.
Capital Account Distribution Date                   TWENTY-FIFTH day of December.


--------------------------------------------------------------------------------

(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of
     New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2) Securities listed on a national securities exchange are valued at the closing sale price.

(3) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.


                                    PORTFOLIO
   The Van Kampen Merritt Blue Chip Opportunity Trust consists of Equity
Securities, which are actively traded blue-chip securities issued by large, well established corporations. The Trust seeks to hold common stocks of the current components of the Dow Jones Industrial Average. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Fund or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones
Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in either Trust and has not approved any information herein relating thereto.

                              PER UNIT INFORMATION

                                                1993 (1)         1994           1995           1996           1997
                                               ------------   ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................   $        9.47  $       10.72  $       10.74 $       14.17  $       16.85
                                               ============   ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................   $       10.72  $       10.74  $       14.17 $       16.85  $       18.38
                                               ============   ============   ============  ============   ============
Distributions to Unitholders of investment
   income including accumulated
   dividends paid on Units redeemed
   (average Units outstanding for entire
   period).................................   $        0.23  $        0.27  $        0.30 $        0.30  $        0.37
                                               ============   ============   ============  ============   ============
Distributions to Unitholders from Equity Security
   redemption proceeds (average Units
   outstanding for entire period)..........   $        0.09  $       10.00  $        0.06 $        0.77  $        1.96
                                               ============   ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding
   at end of period).......................   $        0.85  $        0.11  $        3.33 $        2.86  $        1.76
                                               ============   ============   ============  ============   ============
Units outstanding at end of period.........         399,999        599,996        699,995       608,916        521,072

--------------------------------------------------------------------------------

(1)  For the period from February 23, 1993 (date of deposit) through December
     31, 1993.

                        PER UNIT INFORMATION (CONTINUED)
                                                                 1998           1999           2000           2001
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at
   beginning of period.....................................  $       18.38  $       18.29 $       18.01  $        9.10
                                                              ============   ============  ============   ============
Net asset value per Unit at
   end of period...........................................  $       18.29  $       18.01 $        9.10  $        4.29
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income
   including accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.30  $        0.25 $       0.07   $        0.10
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity
   Security sales proceeds (average
   Units outstanding for entire period)....................  $        2.84  $        4.12 $        7.48  $        3.74
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of
   Equity Securities (per Unit outstanding at
   end of period)..........................................  $        0.08  $      (2.84) $      (4.73)  $      (5.56)
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        442,989        398,144       407,757        444,766

--------------------------------------------------------------------------------

(1)  For the period from February 23, 1993 (date of deposit) through December
     31, 1993.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2 (VAN KAMPEN MERRITT BLUE CHIP OPPORTUNITY TRUST, SERIES 2):
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Van Kampen Merritt Equity Opportunity Trust, Series 2 (Van Kampen Merritt Blue Chip Opportunity Trust, Series 2) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the three years ended December 31, 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen Merritt Equity Opportunity Trust, Series 2 (Van Kampen Merritt Blue Chip Opportunity Trust, Series 2) as of December 31, 2001, and the results of operations and changes in net assets for each of the three years ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   March 8, 2002


              VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
                             STATEMENTS OF CONDITION
                                DECEMBER 31, 2001
                                                                                                            BLUE CHIP
                                                                                                           OPPORTUNITY
                                                                                                              TRUST
                                                                                                            -----------
Trust property
   Cash ................................................................................................    $        --
   Securities at market value, (cost $2,335,671) (note 1) ..............................................      2,242,157
   Accumulated dividends ...............................................................................          3,539
   Receivable for securities sold ......................................................................      1,428,548
                                                                                                            -----------
                                                                                                            $ 3,674,244
                                                                                                            ===========
Liabilities and interest to Unitholders
   Cash overdraft ......................................................................................    $ 1,061,840
   Payable for securities purchased ....................................................................        705,907
   Interest to Unitholders .............................................................................      1,906,497
                                                                                                            -----------
                                                                                                            $ 3,674,244
                                                                                                            ===========

                             ANALYSES OF NET ASSETS

Interest of Unitholders (444,766 Units of fractional undivided interest outstanding)
   Cost to original investors of 885,591 Units (note 1) ................................................    $ 9,206,754
     Less initial underwriting commission (note 3) .....................................................        216,611
                                                                                                            -----------
                                                                                                              8,990,143
     Less redemption of 440,825 Units ..................................................................      7,615,761
                                                                                                            -----------
                                                                                                              1,374,382
   Overdistributed net investment income
     Net investment income .............................................................................      1,120,613
     Less distributions to Unitholders .................................................................      1,132,360
                                                                                                            -----------
                                                                                                                (11,747)
   Realized gain (loss) on Security sale ...............................................................      9,691,024
   Unrealized appreciation (depreciation) of Securities (note 2) .......................................        (93,514)
   Distributions to Unitholders of Security sale proceeds ..............................................     (9,053,648)
                                                                                                            -----------
       Net asset value to Unitholders ..................................................................    $ 1,906,497
                                                                                                            ===========
Net asset value per Unit (444,766 Units outstanding) ...................................................    $      4.29
                                                                                                            ===========


        The accompanying notes are an integral part of these statements.


            VAN KAMPEN MERRITT BLUE CHIP OPPORTUNITY TRUST, SERIES 2
                            STATEMENTS OF OPERATIONS
                            YEARS ENDED DECEMBER 31,
                                                                                  1999          2000          2001
                                                                             ------------   ------------  ------------
   Investment income
      Dividend income......................................................  $    117,207   $    77,170   $    49,901
      Expenses
         Trustee fees and expenses.........................................         8,356         8,485        10,474
         Evaluator fees....................................................         1,350         1,144           509
         Supervisory fees..................................................         1,350         1,195           132
                                                                             ------------   ------------  ------------
            Total expenses.................................................        11,056        10,824        11,115
                                                                             ------------   ------------  ------------
         Net investment income.............................................       106,151        66,346        38,786
   Realized gain (loss) from Securities sale or redemption
      Proceeds.............................................................     4,997,043     2,399,742     3,602,326
      Cost.................................................................     2,116,593       966,754     1,461,061
                                                                             ------------   ------------  ------------
         Realized gain (loss)..............................................     2,880,450     1,432,988     2,141,265
   Net change in unrealized appreciation (depreciation) of Securities......    (1,129,524)   (1,927,834)   (2,471,263)
                                                                             ------------   ------------  ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................  $  1,857,077   $  (428,500)  $  (291,212)
                                                                             ============   ============  ============


                       STATEMENTS OF CHANGES IN NET ASSETS
                            YEARS ENDED DECEMBER 31,

                                                                                  1999          2000          2001
                                                                             ------------   ------------  ------------
   Increase (decrease) in net assets Operations:
      Net investment income................................................  $    106,151   $    66,346   $    38,786
      Realized gain (loss) on Securities sales.............................     2,880,450     1,432,988     2,141,265
      Net change in unrealized appreciation (depreciation) of Securities...    (1,129,524)   (1,927,834)   (2,471,263)
                                                                             ------------   ------------  ------------
         Net increase (decrease) in net assets resulting from operations...     1,857,077      (428,500)     (291,212)
   Distributions to Unitholders from:
      Net investment income................................................      (106,613)      (26,424)      (39,020)
      Security sale or redemption proceeds.................................    (1,721,906)   (2,811,190)   (1,430,283)
      Redemption of Units..................................................    (1,460,630)     (857,519)     (430,047)
                                                                             ------------   ------------  ------------
         Total increase (decrease).........................................    (1,432,072)   (4,123,633)   (2,190,562)
   Net asset value to Unitholders
      Beginning of period..................................................     8,103,108     7,170,327     3,710,105
      Additional Securities purchased from the proceeds of Unit Sales......       499,291       663,411       386,954
                                                                             ------------   ------------  ------------
      End of period (including overdistributed net investment income of
         $(51,435), $(11,513), and $(11,747), respectively)................  $  7,170,327   $ 3,710,105   $ 1,906,497
                                                                             ============   ============  ============


        The accompanying notes are an integral part of these statements.

VAN KAMPEN MERRITT BLUE CHIP OPPORTUNITY TRUST, SERIES 2                                  PORTFOLIO AS OF DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------

                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES         NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------
          2,864   ALCOA Incorporated                                                    $   35.5500     $      101,815
---------------------------------------------------------------------------------------------------------------------------
          4,187   American Express Company                                                  35.6900            149,434
---------------------------------------------------------------------------------------------------------------------------
            595   AT&T Corporation                                                          18.1400             10,793
---------------------------------------------------------------------------------------------------------------------------
            194   AT&T Wireless                                                             14.3700              2,788
---------------------------------------------------------------------------------------------------------------------------
          1,145   The Boeing Corporation                                                    38.7800             44,403
---------------------------------------------------------------------------------------------------------------------------
          1,456   Caterpillar Incorporated                                                  52.2500             76,076
---------------------------------------------------------------------------------------------------------------------------
          2,151   Citigroup Incorporated                                                    50.4800            108,583
---------------------------------------------------------------------------------------------------------------------------
          1,589   Coca-Cola Enterprises, Incorporated                                       47.1500             74,921
---------------------------------------------------------------------------------------------------------------------------
          1,640   Walt Disney Company                                                       20.7200             33,981
---------------------------------------------------------------------------------------------------------------------------
            953   DuPont (E.I.) de Nemours & Company                                        42.5100             40,512
---------------------------------------------------------------------------------------------------------------------------
            348   Eastman Kodak Company                                                     29.4300             10,242
---------------------------------------------------------------------------------------------------------------------------
          1,765   Exxon Mobil Corporation                                                   39.3000             69,365
---------------------------------------------------------------------------------------------------------------------------
          4,905   General Electric Company                                                  40.0800            196,592
---------------------------------------------------------------------------------------------------------------------------
            685   General Motors                                                            48.6000             33,291
---------------------------------------------------------------------------------------------------------------------------
            737   Home Depot Incorporated                                                   51.0100             37,594
---------------------------------------------------------------------------------------------------------------------------
          1,553   Honeywell International                                                   33.8200             52,523
---------------------------------------------------------------------------------------------------------------------------
          1,788   Hewlett Packard Company                                                   20.5400             36,726
---------------------------------------------------------------------------------------------------------------------------
          1,031   Intel Corporation                                                         31.4500             32,425
---------------------------------------------------------------------------------------------------------------------------
          3,083   International Business Machines (IBM)                                    120.9600            372,920
---------------------------------------------------------------------------------------------------------------------------
            107   International Paper Company                                               40.3500              4,317
---------------------------------------------------------------------------------------------------------------------------
             26   Johnson & Johnson                                                         59.1000              1,537
---------------------------------------------------------------------------------------------------------------------------
          1,785   McDonald's Corporation                                                    26.4700             47,249
---------------------------------------------------------------------------------------------------------------------------
          2,208   Merck & Co., Incorporated                                                 58.8000            129,830
---------------------------------------------------------------------------------------------------------------------------
            368   Microsoft Corporation                                                     66.2700             24,387
---------------------------------------------------------------------------------------------------------------------------
            335   Minnesota Mining & Manufacturing Company (3M)                            118.2100             39,600
---------------------------------------------------------------------------------------------------------------------------
          1,411   J.P. Morgan Chase & Company                                               36.3500             51,290
---------------------------------------------------------------------------------------------------------------------------
          1,260   Phillip Morris Companies Incorporated                                     45.8500             57,771
---------------------------------------------------------------------------------------------------------------------------
          1,279   The Procter & Gamble Company                                              79.1300            101,207
---------------------------------------------------------------------------------------------------------------------------
            671   SBC Communications, Incorporated                                          39.1700             26,283
---------------------------------------------------------------------------------------------------------------------------
          2,584   United Technologies Corporation                                           64.6300            167,004
---------------------------------------------------------------------------------------------------------------------------
          1,854   Wal-Mart Stores Incorporated                                              57.5500            106,698
---------------                                                                                         --------------
         46,557                                                                                         $    2,242,157
===============                                                                                         ==============


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these statements.


              VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1999, 2000 AND 2001
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange, on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders.

   Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified basis.

   Adoption of Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for investment companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively. Amortization of premium or discount on debt securities resulted in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income and the inclusion of amortized premium or discount in interest income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. Effective January 1, 2001, the Trust has adopted the provisions of the new audit guide. The adoption of these provisions did not have a material impact on the financial statements of the Trust.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 2001 is as follows:


   Unrealized Appreciation       $       117,688
   Unrealized Depreciation              (211,202)
                                 ---------------
                                 $       (93,514)
                                 ===============
NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.9% of the public offering price which is 5.152% of the underlying value of the Securities.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the three years ended December 31, 1999, 2000 and 2001, 72,413 Units, 52,765 Units, and 50,037 Units, respectively, were presented for redemption.





                           BLUE CHIP OPPORTUNITY TRUST

                               PROSPECTUS PART TWO

--------------------------------------------------------------------------------

   THE FUND. The Blue Chip Opportunity Trust (the "Trust") is one of several unit investment trusts created under separate series of Van Kampen Merritt Equity Opportunity Trust, Van Kampen American Capital Equity Opportunity Trust, Van Kampen Equity Opportunity Trust or Van Kampen Focus Portfolios (the "Fund"). The Blue Chip Opportunity Trust offers investors the opportunity to purchase Units representing proportionate interests in a diversified portfolio of the actively traded "blue chip" equity securities which currently are components of the Dow Jones Industrial Average.* Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto. Unless terminated earlier, the Trust will terminate on the Mandatory Termination Date and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

   OBJECTIVE OF THE TRUST. The objective of the Blue Chip Opportunity Trust is to provide the potential for capital appreciation and income by investing in a portfolio of actively traded equity securities which are current components of the Dow Jones Industrial Average* ("Equity Securities"). Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. There is, of course, no guarantee that the objective of the Trust will be achieved.

   PUBLIC OFFERING PRICE. The secondary market Public Offering Price of the Trust will include the aggregate underlying value of the Securities in the Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by the Trust. See "Public Offering".

   ESTIMATED ANNUAL DISTRIBUTIONS. The estimated annual dividend distributions per unit will vary with changes in fees and expenses of the Trust, with changes in dividends received and with the sale or liquidation of Securities; therefore, there is no assurance that the annual dividend distribution will be realized in the future.

   DISTRIBUTIONS. Distributions of dividends received, and capital, if any, received by the Trust will be paid in cash on the applicable Distribution Date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trust. See "Federal Taxation." Additionally, upon termination of the Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital".

   SECONDARY MARKET FOR UNITS. Although not obligated to do so, the Sponsor intends to maintain a market for Units of the Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the last available sale prices of listed Equity Securities on or immediately prior to the Evaluation Time), plus or minus cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in the Trust, plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units".

   Units of the Trust are not deposits or obligations of, and are not guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including loss of principal.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

     BOTH PARTS OF THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

      THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I ACCOMPANYING THIS PROSPECTUS PART II.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     * The Dow Jones Industrial Average is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average.

   TERMINATION. Commencing on the Mandatory Termination Date as specified in "Summary of Essential Financial Information" in Part One, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of the Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days prior to the Mandatory Termination Date for the Trust, the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   REINVESTMENT OPTION. Unitholders may utilize their redemption or termination proceeds to purchase units of any other Van Kampen trust in the initial offering period accepting rollover investments subject to a reduced sales charge to the extent stated in the related prospectus (which may be deferred in certain cases). Unitholders have the opportunity to have their distributions reinvested into an open-end, management investment company as described herein or into additional Units of the Trust. See "Rights of Unitholders--Reinvestment Option."

   RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates or an economic recession. See "Trust Portfolio--Risk Factors".

THE TRUST

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor, and The Bank of New York, as Trustee and Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed as successor Evaluator.

   The Blue Chip Opportunity Trust may be an appropriate medium for investors who desire to participate in a portfolio of equity securities with greater diversification than they might be able to acquire individually. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Portfolio" in Part One.

   Each Unit represents a fractional undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee the fractional undivided interest in the Trust represented by each unredeemed Unit will increase although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION

   The objective of the Blue Chip Opportunity Trust is to provide investors with the potential for capital appreciation and income. The portfolio of the Trust is described under "Trust Portfolio" herein and under "Portfolio" in Part One. An investor will be subjected to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Federal Taxation"). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. Common stocks may be especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Equity Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   In determining Equity Securities for deposit in the Blue Chip Opportunity Trust and the percentage of the portfolio represented by each such Equity Security, the Sponsor selected those Equity Securities that are current components of the Dow Jones Industrial Average and the dollar value of the shares of such securities with the intent to have approximately equal dollar amounts invested in each such security.

   Investors should note that the above criteria were initially applied to the Equity Securities selected for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to the Initial Date of Deposit, the Securities may no longer be included in the Dow Jones Industrial Average. Should an Equity Security no longer be included in the Dow Jones Industrial Average, such Equity Security will as a result thereof be removed from the portfolio of the Trust and the proceeds received from the sale of such Security will be used to acquire as many round lots as possible of the security which has replaced such removed Security in the Dow Jones Industrial Average.

   Investors should be aware that the Trust is not a "managed" trust and as a result the adverse financial condition of a company will not result in its elimination from the portfolio except under extraordinary circumstances (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the securities were selected by the Sponsor as of the date the Securities were purchased by the Trust. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

TRUST PORTFOLIO

   The Blue Chip Opportunity Trust consists of a number of different issues of Equity Securities, all of which are actively traded, blue-chip securities issued by large, well established corporations and all of which, taken together, are current components of the Dow Jones Industrial Average. Each issue, as of the Initial Date of Deposit, represented approximately the same dollar value of the portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities. Dow Jones & Company, Inc., owner of the Dow Jones Industrial Average, has not granted to the Trust or the Sponsor a license to use the Dow Jones Industrial Average. Units are not designed so that their prices will parallel or correlate with movements in the Dow Jones Industrial Average, and it is expected that their prices will not parallel or correlate with such movements. Dow Jones & Company, Inc. has not participated in any way in the creation of the Trust or in the selection of stocks included in the Trust and has not approved any information herein relating thereto.

   The Dow Jones Industrial Average is composed of 30 common stocks chosen by the editors of The Wall Street Journal, a publication of Dow Jones & Company, Inc. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. Dow Jones & Company, Inc. expressly reserves the right to change the components of the Dow Jones Industrial Average at any time for any reason.

   RISK FACTORS. The Trust consists of different issues of Equity Securities, all of which are listed on the New York Stock Exchange. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the date of purchase by a Unitholder.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

   GENERAL. The Trust consists of such of the Securities listed under "Portfolio" in Part One as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

   Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events might be distributed to Unitholders and might not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. See "Trust Administration." Equity Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Equity Securities as such, and will not be able to vote the Equity Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor. Unitholders, however, may be able upon request to receive an "in kind" distribution of these Securities evidenced by the Units (see "Rights of Unitholders--Redemption of Units").

FEDERAL TAXATION

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   Trust Status. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If your Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay taxes on income.

   Distributions. Trust distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and this will not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust, because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on the Units that are attributable to dividends received by the Trust from certain domestic corporations may be designated by the Trust as being eligible for the dividends received deduction.

   If You Sell or Redeem Units. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   Taxation of Capital Gains and Losses. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short- term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long-term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United Sates Treasury. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   In-Kind Distributions. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   Deductibility of Trust Expenses. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

   Foreign Tax Credit. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

 TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR AND EVALUATOR. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, Van Kampen Investment Advisory Corp., an affiliate of the Sponsor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Part One, for providing portfolio supervisory services for the Trust. Such fee (which is based on the number of Units outstanding on January 1 of each year) may exceed the actual costs of providing such supervisory services for this Fund, but at no time will the total amount received for portfolio supervisory services rendered to unit investment trusts sponsored by the Sponsor for which the Supervisor provides portfolio supervisory services in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. The Evaluator shall receive as an annual per Unit evaluation fee, payable in monthly installments, for regularly evaluating the Trust's portfolio, that amount set forth under "Summary of Essential Financial Information" in Part One (which is based on the outstanding number of Units on January 1 of each year). Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor and dealers will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units as described under "Public Offering--Sponsor and Dealer Compensation".

   TRUSTEE'S FEE. For its services the Trustee will receive as an annual per Unit fee from the Trust that amount set forth under "Summary of Essential Information" in Part One (which is based on the number of Units outstanding on January 1 of each year). The Trustee's fees are payable monthly on or before the tenth day of each month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration".

   MISCELLANEOUS EXPENSES. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses ("organizational costs"), may be paid by the Trust and amortized over a five year period or over the life of the Trust if less than five years. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the cost of updating its registration statement each year. Unit investment trust sponsors have historically paid these costs.

   The fees and expenses set forth herein are payable out of the Trust. When such fees and expenses are paid by or owning to the Trustee, they are secured by a lien on the portfolio of the Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Taxation".

PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market Public Offering Price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge and cash, if any, in the Income and Capital Accounts held or owned by the Trust. The current sales charge applicable to Units is described in Part One of this Prospectus under "Summary of Essential Financial Information".

   Any sales charge reduction will primarily be the responsibility of the selling broker, dealer or agent.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates, and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   Units may be purchased in the secondary market at the Public Offering Price (for purchases which do not qualify for a sales charge reduction for quantity purchases) less the concession the Sponsor typically allows to brokers and dealers for purchases (see "Public Offering--Unit Distribution") by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   The price of the Units as of the opening of business on the date stated in the "Summary of Essential Financial Information" in Part One was established by adding to the determination of the aggregate underlying value of the Securities an amount equal to the original sales charge and dividing the sum so obtained by the number of Units outstanding. The Public Offering Price shall include the proportionate share of any cash held in the Income and Capital Accounts. The Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the close of trading on the New York Stock Exchange (which is presently 4:00 P.M. New York time) on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

   The value of the Equity Securities is determined on each business day by the Evaluator based on the closing sale prices on the day the valuation is made or, if no such price exists, at the bid prices on the day the valuation is made.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify the Units for sale in a number of states. Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. For secondary market transactions, the broker-dealer concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

   Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks.

   To facilitate the handling of transactions, sales of Units will normally be limited to transactions involving a minimum of 100 Units (25 Units for a tax-sheltered retirement plan). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   SPONSOR AND DEALER COMPENSATION. The Sponsor will receive a gross sales commission initially equal to the total sales charge applicable to a transaction of the Units less any reduced sales charges. The Sponsor will receive from the dealers the excess of such gross sales commission over the concession or agency concession described above.

   In addition, the Sponsor has realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Sponsor and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of an underwriting syndicate or as an agent in a private placement for any of the Securities in the Trust portfolio. The Sponsor may have further realized additional profit or loss during the initial offering period as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from purchasers of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor.

   Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Sponsor intends to maintain a secondary market for Units of the Trust. In so maintaining a market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units.

   PUBLIC MARKET. Although they are not obligated to do so, the Sponsor intends to maintain a market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units may be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-sheltered retirement plan is 25 Units of the Trust.

RIGHTS OF UNITHOLDERS

   CERTIFICATES. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust is evidenced by separate registered certificates executed by the Trustee and the Sponsor. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any dividends received by the Trust with respect to the Equity Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, return of principal, etc.) are credited to the Capital Account. After making provisions for the distribution of amounts in respect of income and capital gain so the Trust shall not be subject to Federal income tax, the Trustee will then distribute any net income received with respect to any of the Securities in the Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Dates. See "Summary of Essential Financial Information" in Part One. Proceeds received on the sale of any Securities in the Trust, to the extent (1) not used to purchase new Securities, meet redemptions of Units or pay expenses or (2) not retained in reserve to pay any applicable taxes, will be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to such Capital Account. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   Each month the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   REINVESTMENT OPTION. Unitholders may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen mutual funds which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively refereed to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trust. The prospectus relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen Funds Inc. at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above.

   Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund. A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and received future distributions of his or her Units in cash.

   Unitholders may elect to have each distribution of income, capital gains and/or capital on their Units automatically reinvested in additional Units of the Trust without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides).To participate in the reinvestment plan, a Unitholder may either contact his or her broker or agent or file with the Trustee a written notice of election at least ten days prior to the Record Date for which the first distribution is to apply. A Unitholder's election to participate in the reinvestment plan will apply to all Units of the Trust owned by such Unitholder and such election will remain in effect until changed by the Unitholder.

   Reinvestment plan distributions may be reinvested in Units already held in inventory by the Sponsor (see "Public Offering--Public Market") or, until such time as additional Units cease to be issued by the Trust, distributions may be reinvested in such additional Units. If Units are unavailable in the secondary market, distributions which would otherwise have been reinvested shall be paid in cash to the Unitholder on the applicable Distribution Date.

   Under the reinvestment plan, the Trust will pay the Unitholder's distributions to the Trustee which in turn will purchase for such Unitholder full and fractional Units of the Trust and will send such Unitholder a statement reflecting the reinvestment.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. Each Reinvestment Fund, its sponsor and its investment adviser shall have the right to terminate at any time the reinvestment plan relating to such Reinvestment Fund and the Sponsor shall have the right to suspend or terminate the reinvestment plan for reinvestment in additional Units of the Trust at any time.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. For as long as the Sponsor deems it to be in the best interest of the Unitholders, the accounts of the Trust shall be audited, not less frequently than annually, by independent certified public accountants, and the report of such accountants shall be furnished by the Trustee to Unitholders upon request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder a statement (i) as to the Income
Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities (other than pursuant to In Kind Distributions) and the net proceeds received therefrom, the results of In Kind Distributions in connection with redemptions of Units, if any, deductions for payment of applicable taxes and fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator. If you have any questions regarding your account or your Trust, please contact your financial adviser or the Trustee. The Sponsor does not have access to individual account information.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the close of trading on the New York Stock Exchange (which is currently 4:00 P.M. New York time) the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the portfolio supervisor for this purpose. Units so redeemed shall be cancelled.

   To the extent that Securities are sold, the size of the Trust will be, and the diversity of such Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Federal Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in each Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) any unpaid deferred sales charge payments. During the initial offering period, the redemption price and the secondary market repurchase price will include estimated organizational and offering costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

TRUST ADMINISTRATION

   SPONSOR PURCHASES OF UNITS. The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Trust, however, will not be managed. Instead, as a general rule the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the Dow Jones Industrial Average, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus (see "The Trust"). The Trust Agreement, however, does provide that the Sponsor may (but need not) direct the Trustee to dispose of a Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of the Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to the Trust. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code. The Trust requires the Sponsor, as part of its administrative function, to instruct the Trustee to reinvest the net proceeds of the sale of Securities in additional Securities to the extent that such proceeds are not required for the redemption of Units. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. Except as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a merger, a spin-off of a subsidiary or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the Dow Jones Industrial Average, in any new security which is added as a component of the Dow Jones Industrial Average. Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for reinvestment into new securities which are added as components of the Dow Industrial Average or into additional shares of the Security as indicated in the preceding sentence, for distribution to Unitholders or to meet redemptions.

   As indicated under "Rights of Unitholders" above, the Trustee may also sell Securities designated by the Supervisor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests.

   When the Trust sells Securities, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, (as determined in good faith by the Sponsor and the Trustee) provided, however, that the Trust Agreement may not be amended to increase the number of Units. The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders of 51% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated (1) at any time by consent of Unitholders representing 51% of the Units then outstanding or (2) by the Trustee when the value of the Trust, as shown by any evaluation, is less than that indicated under "Summary of Essential Financial Information" in Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Part One.

   Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Equity Securities. Written notice of any termination specifying the time or times at which Unitholders may surrender their certificates for cancellation, if any are then issued and outstanding, shall be given by the Trustee to each Unitholder so holding a certificate at his address appearing on the registration books of the Trust maintained by the Trustee. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Equity Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement, in substantially the same form as the annual distribution statement, of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or negligence (gross negligence in the case of the Sponsor) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement.

   The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor, Supervisor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

     Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

   Van Kampen is one of the nation's largest investment management companies, with more than $76 billion in assets under management or supervision as of December 31, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2001, the total stockholders' equity of Van Kampen Funds Inc. was $1463,449,658 (unaudited). Van Kampen Funds Inc. and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. If you have any questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.

                  Table of Contents                      Page
                  -----------------                     ------

Introduction                                                   1
The Trust                                                      2
Objectives and Securities Selection                            2
Trust Portfolio                                                2
Federal Taxation                                               3
Trust Operating Expenses                                       4
Public Offering                                                4
Rights of Unitholders                                          5
Trust Administration                                           7
Other Matters                                                  9






This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                                                         EMSPRO2



                           BLUE CHIP OPPORTUNITY TRUST
                                   PROSPECTUS
                                    PART TWO



                     NOTE: THIS PROSPECTUS MAY BE USED ONLY
                       WHEN ACCOMPANIED BY PART ONE. BOTH
                       PARTS OF THIS PROSPECTUS SHOULD BE
                         RETAINED FOR FUTURE REFERENCE.


                              DATED AS OF THE DATE
                                OF THE PROSPECTUS
                              PART ONE ACCOMPANYING
                                 THIS PROSPECTUS
                                    PART TWO.



                                    Sponsor:

                              VAN KAMPEN FUNDS INC.
                                1 Parkview Plaza
                                  P.O. Box 5555
                     Oakbrook Terrace, Illinois 60181-5555









         CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet
                                 The prospectus
                                 The signatures
                     The Consent of Independent Accountants

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Merritt Equity Opportunity Trust, Series 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of April, 2002.

                           VAN KAMPEN MERRITT EQUITY OPPORTUNITY TRUST, SERIES 2
                                                                    (Registrant)

                                                        By VAN KAMPEN FUNDS INC.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 2002 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman, Chief Executive Officer                  )
                         Managing Director and Director                     )

John H. Zimmermann III   President, Managing Director and Director          )

Michael H. Santo         Chief Operating Officer, Managing                  )
                         Director and Director                              )

A. Thomas Smith III      Director                                           )

                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.